NOTE 9 DERIVATIVE LIABILITIES (Details) - Schedule of Changes in Derivative Liability (USD $)	12 Months Ended
Dec. 31, 2013
Schedule of Changes in Derivative Liability [Abstract]
Derivative Liability at December 31, 2012	$ 496,827
Gain on Derivative Liability	(151,533)
Settlement to APIC from Conversion	(256,472)
Additions to Liability for Convertible Debt recorded as debt discount	403,712
Additions to Liability for Convertible Debt expensed due to value of derivative exceeding debt	204,114
Derivative Liability at December 31, 2013	$ 696,648